Basis of presentation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	June 30, 2022		December 31, 2022		June 30, 2023
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.0933	1.0387	1.0530	1.0666	1.0806	1.0866